EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of calculation of diluted weighted-average shares outstanding
	Three Months Ended
	March 31,
	2016	2015

Net income (loss)	$5,856	$(264,257)

Weighted-average shares outstanding	1,662,105	1,657,227

Income (loss) per common share:
Basic	$0.00	$(0.16)
Diluted	$0.00	$(0.16)

		Twelve Months	Six Months
	Year ended	Ended	Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013
		(Unaudited)

Net income (loss)	$320,614	$325,584	$948,973	$(1,234,576)	$(132,522)

Weighted-average shares outstanding	1,659,349	1,416,798	1,561,623	1,295,518	1,311,500

Income (loss) per common share:
Basic	$0.19	$0.23	$0.61	$(0.95)	$(0.10)
Diluted	$0.19	$0.23	$0.61	$(0.95)	$(0.10)